Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Functional currency and foreign currency translation
Foreign currency translation adjustment	¥ 717,274	$ 103,995	¥ (230,345)	¥ 137,596
Exchange rate (RMB per USD 1.00)	6.8972				6.8972
Short-term investment
Short-term investments	¥ 19,171,017		37,057,554		$ 2,779,536
Restricted as collateral for bank borrowings and letter of guarantee	12,259,459		6,646,299
Carrying value of the investment	1,648,861		680,723
Fair value changes were recorded in other comprehensive income	¥ 746,336		¥ 24,224
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax
Fair value changes were recorded in other comprehensive income	¥ 746,336	$ 108,209	¥ 24,224
Current expected credit losses
Expected credit loss expense	48,707		54,332	9,654
Expected credit loss provision - current	50,415		42,040
Expected credit loss provision - non-current	89,641		49,309
Long-term investments
Impairment recognized, long term investments	0		0	0
Impairment recognized, long-lived assets	35,011	$ 5,076	0	25,757
Sales and marketing expenses
Advertising costs	815,619		529,057	266,569
Employee benefits
Employee benefit expenses	1,578,273		761,417	366,223
Dividends
Dividends	¥ 0		0	¥ 0
Segment reporting
Number of segments | segment	1	1
Derivatives and Hedging
Changes in fair value of the derivatives	¥ 668,051		228,887
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	12,781,060		27,773,387
Fair Value, Inputs, Level 3
Short-term investment
Carrying value of the investment	¥ 1,648,861		¥ 680,723